HUNTINGTON VA FUNDS

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund
Huntington VA Mortgage Securities Fund

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SUPPLEMENT TO CURRENT PROSPECTUS

A Special Meeting of Shareholders of Huntington VA Funds (the "VA Trust") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010 on June 22, 2006 at 2:00 p.m., Eastern time. At this meeting, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect at the close of business on June 23, 2006. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

   1. To elect four Trustees of the VA Trust (to be voted on by all shareholders of the VA Trust);

   2. To ratify the selection of Ernst & Young LLP as the independent auditors of the VA Trust (to be voted on by all shareholders of the VA Trust);

   3. To make amendments to certain Funds' fundamental investment policies (to be voted on by all shareholders of those Funds affected).

     (a)(1) To amend the fundamental investment policies regarding diversification for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (b) To amend the fundamental investment policies regarding concentration for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (c) To amend the fundamental investment policies regarding issuing senior securities for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (d) To amend the fundamental investment policies regarding lending for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (e) To amend the fundamental investment policies regarding borrowing money for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (f) To amend the fundamental investment policies regarding investments in commodities for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (g) To amend the fundamental investment policies regarding investments in real estate for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (h) To amend the fundamental investment policies regarding underwriting securities for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only); and

     (i) To amend the fundamental investment policies regarding pledging, mortgaging or hypothecating assets for certain of the Funds (applies to Huntington VA Growth Fund and Huntington VA Income Equity Fund
         only).

   4. To eliminate certain Funds' fundamental investment policies (to be voted on by shareholders of those Funds affected).

     (a) To eliminate the fundamental investment policies regarding investing in illiquid securities for certain of the Funds (applies to Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (b) To eliminate the fundamental investment policies regarding investments in new issuers for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (c) To eliminate the fundamental investment policies regarding purchases on margin for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (d) To eliminate the fundamental investment policies regarding short selling for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (e) To eliminate the fundamental investment policies regarding certain transactions with "interested persons" of the Funds for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only);

     (f) To eliminate the fundamental investment policies regarding investing in issuers owned by officers and Trustees for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only); and

     (g) To eliminate the fundamental investment policies regarding purchasing securities of other investment companies for certain of the Funds (applies to the Huntington VA Growth Fund and Huntington VA Income Equity Fund only).

   5. To amend the Huntington VA Income Equity Fund's fundamental investment objective (to be voted on by all shareholders of the Huntington VA Income Equity Fund).

The shareholders may also vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

At a concurrent Special Meeting of The Huntington Funds (the "Trust"), shareholders of the Trust will be asked to vote on a proposal to reorganize the Trust (together with the VA Trust) from separate Massachusetts business trusts to a single Delaware statutory trust. The shareholders of the VA Trust do not need to vote on this proposal because the Board of Trustees of the VA Trust is authorized to reorganize the VA Trust without shareholder approval.


For more information on the above changes, please request a copy of the VA Trust's proxy statement.


                                                                   May 5, 2006


Edgewood Services, Inc. (Distributor)


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